COMMITMENTS - Summary of Commitments Maturities (Details)	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	$ 10.2
Onerous leases	32.3
Pipeline transportation	319.0
Other	18.3
Commitments	379.8
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	1.5
Onerous leases	5.1
Pipeline transportation	27.0
Other	13.6
Commitments	47.2
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	1.5
Onerous leases	5.3
Pipeline transportation	33.8
Other	0.2
Commitments	40.8
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	1.5
Onerous leases	5.2
Pipeline transportation	35.1
Other	0.2
Commitments	42.0
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	1.8
Onerous leases	6.0
Pipeline transportation	35.2
Other	0.2
Commitments	43.2
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	1.8
Onerous leases	4.9
Pipeline transportation	35.5
Other	0.2
Commitments	42.4
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	2.1
Onerous leases	5.8
Pipeline transportation	152.4
Other	3.9
Commitments	$ 164.2